Right-of-use Assets (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets
Balance at beginning of period		$ 1,908,877	$ 2,199,779
Additions		432,335
Amortization		(88,764)	(115,183)
Amortization - Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates		(128,132)	(175,719)
Balance at end of period		324,070	1,908,877	$ 2,199,779
Monthly lease payment	$ 20,000
Term of lease	2 years
Office Lease
Right-of-use Assets
Additions		432,335
Amortization		(88,764)
Movement in exchange rates		(19,501)
Balance at end of period		324,070
Monthly lease payment	$ 20,000
Term of lease	2 years
Land Lease
Right-of-use Assets
Balance at beginning of period		1,908,877	2,199,779
Amortization			(115,183)
Amortization - Bophelo		(55,041)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(1,745,205)
Movement in exchange rates		(108,631)	(175,719)
Balance at end of period			1,908,877	2,199,779
Discontinued operation
Right-of-use Assets
Amortization - Bophelo		55,041
Right-of-use Asset
Right-of-use Assets
Balance at beginning of period		1,908,877	2,199,779	2,409,934
Amortization			(115,183)	(56,292)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		1,745,205
Movement in exchange rates			(175,719)	(153,863)
Balance at end of period			1,908,877	$ 2,199,779
Amortization		$ 143,805	$ 115,183